Indemnifications	12 Months Ended
Dec. 31, 2011
Indemnifications [Abstract]
Indemnifications

Note 10. Indemnifications:

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties, both of which provide general indemnifications. The Partnership's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred. The Partnership expects the risk of any future obligation under these indemnifications to be remote.